Mineral Properties, Plant and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Mineral properties | Los Filos and GreenStone
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment	$ 44.1	$ 63.4
Mineral properties | Greenstone
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment		403.4
Construction in progress
Disclosure of detailed information about property, plant and equipment [line items]
Non-cash borrowing cost additions	84.1	46.2
Construction in progress | Greenstone
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized costs of construction in progress	268.0	$ 421.8
Reclassified costs of construction In progress, total cost	437.0
Construction in progress	$ 818.4